Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring (Details 7) - Loans Receivable - USD ($)
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 1,622,112	$ 1,306,339
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	526,004	567,931
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 941,173	$ 470,969
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 57,783	$ 212,579
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 10,897	$ 12,074
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 86,255	$ 42,786